3. Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Private bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Weighted average rate equivalent	77.60%	52.20%